Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Withholding tax receivables	1,166,732	983,770
Other assets	140,458	134,826
Refundable deposits	—	160,902
Prepaid expenses	15,947	31,309
	1,323,137	1,310,807